RISK MANAGEMENT (Details 19) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
· Financial Institutions	R$ 205,102,659	R$ 122,488,329
· Customers	629,686,699	663,303,328
Securities at amortized cost	180,352,343	214,651,905
Deposits from banks	323,422,783	281,948,038
Deposits from customers	621,934,680	590,682,206
Securities issued	244,966,258	222,257,328
Subordinated debt	50,337,854	52,241,332
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
· Financial Institutions
· Customers
Securities at amortized cost	64,639,588	100,636,000
Deposits from banks
Deposits from customers
Securities issued
Subordinated debt
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
· Financial Institutions	205,228,671	122,538,967
· Customers
Securities at amortized cost	104,956,610	98,998,877
Deposits from banks
Deposits from customers
Securities issued
Subordinated debt
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
· Financial Institutions
· Customers	625,991,386	650,606,365
Securities at amortized cost	8,999,978	9,728,838
Deposits from banks	332,089,303	282,146,097
Deposits from customers	599,473,510	591,820,200
Securities issued	226,021,936	213,546,452
Subordinated debt	52,423,119	53,842,376
Fair Value Toal [Member]
IfrsStatementLineItems [Line Items]
· Financial Institutions	205,228,671	122,538,967
· Customers	625,991,386	650,606,365
Securities at amortized cost	178,596,176	209,363,715
Deposits from banks	332,089,303	282,146,097
Deposits from customers	599,473,510	591,820,200
Securities issued	226,021,936	213,546,452
Subordinated debt	R$ 52,423,119	R$ 53,842,376